PREPAID EXPENSES AND OTHER CURRENT ASSETS - Narrative (Details) - USD ($)	Sep. 30, 2024	Jul. 31, 2024	Dec. 31, 2023	Jul. 31, 2023	Dec. 31, 2022
Short-term Debt [Line Items]
Notes payable	$ 328,849		$ 289,643		$ 0
Notes Payable
Short-term Debt [Line Items]
Principal amount		$ 400,000		$ 600,000
Interest rate		9.74%		7.87%